SUMMARY OF SIGNIFICANT ACCOUNTING ASSUMPTIONS AND POLICIES (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash in hand balance	$ 10,249	$ 41,808	$ 9,499
Inventory	$ 18,023	35,281	(0)
Inventory		$ 35,281	$ 71,219